[LETTERHEAD]

February 25, 2011

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:  Transamerica Partners Funds Group II (the “Trust”)

(1933 Act File No.: 333-00295) (1940 Act File No.: 811-07495)

Ladies and Gentlemen:

We are filing today, through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 32 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A. The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933, as amended, and Rule 8b-16 under the Investment Company Act of 1940, as amended, for review and comment by the staff of the Securities and Exchange Commission. Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on May 1, 2011. No fees are required in connection with this filing.

The Amendment is being filed to incorporate all applicable changes to the Trust since the last annual update to its Registration Statement, including, among other things, non-material changes to risk disclosure and any updated benchmarks.

In addition, the Amendment is being filed to reflect revised investment strategies and new sub-advisers for two of the Trust’s series, Transamerica Partners Institutional Balanced and Transamerica Partners Institutional Small Value.

Please direct any comments or questions about this filing to the undersigned at (727) 299-1814.

/s/ Timothy J. Bresnahan
Timothy J. Bresnahan
Assistant Secretary

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